UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER INSTITUTIONAL FUNDS

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-98.2%

ADVERTISING-.7%
Focus Media Holding Ltd.*#	12,650	$375,831

AEROSPACE & DEFENSE-5.4%
BE Aerospace Inc.*	19,150	491,772
Boeing Co.	13,000	794,430
General Dynamics Corp.	9,950	886,943
Lockheed Martin Corp.	6,050	631,197
		2,804,342
AIR FREIGHT & LOGISTICS-1.0%
United Parcel Service Inc.	8,300	523,563

ALUMINUM-.6%
Alcoa Inc.	9,950	335,812

APPAREL RETAIL-.2%
Abercrombie & Fitch Co.	2,100	115,961

APPLICATION SOFTWARE-.8%
Intuit Inc.	14,650	400,385

ASSET MANAGEMENT & CUSTODY BANKS-1.7%
AllianceBernstein Holding LP	5,200	270,140
BlackRock Inc.	1,650	357,572
Invesco Ltd.	9,700	225,913
		853,625
BIOTECHNOLOGY-.9%
Gilead Sciences Inc.*	8,400	453,431

BROADCASTING & CABLE TV-1.6%
Scripps Networks Interactive Inc.*	20,000	810,800

COAL & CONSUMABLE FUELS-.4%
Uranium One Inc.*	59,050	210,738

COMMUNICATIONS EQUIPMENT-4.9%
Cisco Systems Inc.*	56,400	1,240,236
Nokia OYJ#	14,200	387,944

Research In Motion Ltd.*	6,150	755,343
TomTom NV*	8,100	182,651
		2,566,174
COMPUTER & ELECTRONICS RETAIL-.3%
GameStop Corp.*	3,250	131,657

COMPUTER HARDWARE-4.4%
Apple Inc.*	9,150	1,454,393
Hewlett-Packard Co.	18,900	846,720
		2,301,113
COMPUTER STORAGE & PERIPHERALS-1.1%
EMC Corp.*	39,350	590,643

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.7%
Deere & Co.	12,450	873,491

CONSUMER ELECTRONICS-1.2%
Garmin Ltd.*	6,250	222,938
Sony Corp.#	10,300	388,001
		610,939
DEPARTMENT STORES-.8%
Kohl’s Corp.*	10,250	429,577

DIVERSIFIED CHEMICALS-1.6%
EI Du Pont de Nemours & Co.	18,950	830,200

DIVERSIFIED METALS & MINING-.9%
Freeport-McMoRan Copper & Gold Inc.	5,002	483,943

DRUG RETAIL-1.9%
Walgreen Co.	29,050	997,576

ELECTRICAL COMPONENTS & EQUIPMENT-.6%
JA Solar Holdings Co., Ltd.#	20,000	303,400

FERTILIZERS & AGRICULTURAL CHEMICALS-1.5%
Monsanto Co.	4,100	488,351
Potash Corp. of Saskatchewan	1,550	316,619
		804,970
FOOD RETAIL-.8%
Whole Foods Market Inc.	19,150	424,556

GOLD-1.1%
Yamana Gold Inc.	48,500	599,945

HEALTH CARE EQUIPMENT-3.2%
Boston Scientific Corp.*	35,250	419,123
Hologic Inc.*	24,400	450,668
St. Jude Medical Inc.*	11,650	542,657
Zimmer Holdings Inc.*	3,650	251,522
		1,663,970
HEALTH CARE SERVICES-.8%
Quest Diagnostics Inc.	7,650	406,673

HEALTH CARE SUPPLIES-.5%
Inverness Medical Innovations Inc.*	8,250	278,107

HEAVY ELECTRICAL EQUIPMENT-.5%
Vestas Wind Systems A/S*	1,800	234,807

HOME ENTERTAINMENT SOFTWARE-2.2%
Electronic Arts Inc.*	9,500	410,210
Nintendo Co., Ltd.#	12,050	733,023
		1,143,233
HOUSEHOLD PRODUCTS-1.8%
Procter & Gamble Co.	14,150	926,542

INDUSTRIAL CONGLOMERATES-2.1%
General Electric Co.	14,150	400,304
McDermott International Inc.*	14,400	686,448
		1,086,752
INTEGRATED OIL & GAS-4.6%
ConocoPhillips	7,600	620,312
Exxon Mobil Corp.	11,850	953,096
Hess Corp.	4,900	496,860
Petroleo Brasileiro SA#	6,100	341,051
		2,411,319
INTEGRATED TELECOMMUNICATION SERVICES-1.2%
Verizon Communications Inc.	18,350	624,634

INTERNET RETAIL-2.6%
Amazon.com Inc.*	6,900	526,746
IAC/InterActiveCorp.*	48,200	841,572
		1,368,318

INTERNET SOFTWARE & SERVICES-4.6%
eBay Inc.*	36,300	913,671
Google Inc.*	3,150	1,492,313
		2,405,984
INVESTMENT BANKING & BROKERAGE-.7%
Merrill Lynch & Co., Inc.	14,650	390,423

IT CONSULTING & OTHER SERVICES-1.4%
Cognizant Technology Solutions Corp.*	26,600	746,662

LIFE & HEALTH INSURANCE-.2%
Aflac Inc.	2,050	114,001

MANAGED HEALTH CARE-.5%
UnitedHealth Group Inc.	9,550	268,164

MOVIES & ENTERTAINMENT-2.2%
Regal Entertainment Group	30,700	511,155
Viacom Inc.*	23,000	642,390
		1,153,545
OIL & GAS DRILLING-1.4%
Transocean Inc.*	5,447	740,955

OIL & GAS EQUIPMENT & SERVICES-5.0%
National Oilwell Varco Inc.*	5,850	459,986
Schlumberger Ltd.	17,250	1,752,600
Weatherford International Ltd.*	10,250	386,733
		2,599,319
OIL & GAS EXPLORATION & PRODUCTION-1.3%
Chesapeake Energy Corp.	4,800	240,720
Devon Energy Corp.	4,400	417,516
		658,236
OIL & GAS REFINING & MARKETING-.7%
Valero Energy Corp.	10,800	360,828

OTHER DIVERSIFIED FINANCIAL SERVICES-.7%
Bovespa Holding SA*	28,300	357,407

PHARMACEUTICALS-3.6%
Abbott Laboratories	6,800	383,112
Johnson & Johnson	10,800	739,476
Merck & Co., Inc.	14,600	480,340
Shire Ltd.#	5,650	284,421
		1,887,349

RESTAURANTS-.9%
Starbucks Corp.*	31,850	467,877

SEMICONDUCTOR EQUIPMENT-1.3%
MEMC Electronic Materials Inc.*	15,100	697,771

SEMICONDUCTORS-2.1%
Broadcom Corp.*	9,500	230,755
Intel Corp.	39,200	869,848
		1,100,603
SOFT DRINKS-5.7%
Coca-Cola Co.,/The	31,500	1,622,250
Hansen Natural Corp.*	9,900	226,314
PepsiCo Inc.	16,850	1,121,536
		2,970,100
SPECIALIZED FINANCE-3.6%
Bolsa de Mercadorias e Futuros - BM&F	850	7,486
CME Group Inc.	1,150	414,150
Nymex Holdings Inc.	6,750	553,365
NYSE Euronext	19,150	904,646
		1,879,647
SYSTEMS SOFTWARE-4.1%
Microsoft Corp.	83,600	2,150,192

TOBACCO-2.6%
Altria Group Inc.	31,150	633,903
Philip Morris International Inc.	13,950	720,518
		1,354,421
TOTAL COMMON STOCKS (Cost $57,420,798)		51,280,511

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—1.9%
TIME DEPOSITS
Branch Bank and Trust, Grand Cayman, 1.68%, 8/1/08 (Cost $978,435)	$978,435	978,435

Total Investments (Cost $58,399,233)(a)	100.1%	52,258,946
Liabilities in Excess of Other Assets	(0.1)	(52,904)
Net Assets	100.0%	$52,206,042

* Non-income producing securities.

# American Depositary Receipts.

(a) At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $58,399,233 amounted to $6,140,287 which consisted of aggregate gross unrealized appreciation of $1,277,932 and aggregate gross unrealized depreciation of $7,418,219.

SEE NOTES TO FINANCIAL STATEMENTS

THE ALGER INSTITUTIONAL FUNDS

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCK—95.1%

AEROSPACE & DEFENSE—1.7%
BE Aerospace Inc.*	299,805	$7,698,992
Esterline Technologies Corp.*	178,925	8,727,961
		16,426,953
AIRLINES—.3%
Airtran Holdings Inc.*	977,390	2,853,979

APPAREL ACCESSORIES & LUXURY GOODS—.8%
Phillips-Van Heusen Corp.	218,670	7,740,918

APPAREL RETAIL—1.4%
AnnTaylor Stores Corp.*	304,100	6,857,455
Bebe Stores Inc.	623,100	6,461,547
		13,319,002
APPLICATION SOFTWARE—5.9%
Ansys Inc.*	282,786	12,974,221
Concur Technologies Inc.*	214,650	8,847,873
Solera Holdings Inc.*	426,450	12,362,785
Synchronoss Technologies Inc.*	327,500	3,838,300
Taleo Corp.*	514,300	9,637,982
TIBCO Software Inc.*	912,930	7,495,155
		55,156,316
BIOTECHNOLOGY—8.2%
Acorda Therapeutics Inc.*	257,800	8,458,418
Alexion Pharmaceuticals Inc.*	75,000	7,031,250
BioMarin Pharmaceutical Inc.*	215,600	7,017,780
Cepheid Inc.*	354,100	6,062,192
Cubist Pharmaceuticals Inc.*	370,950	8,405,727
InterMune Inc.*	382,855	6,577,449
Myriad Genetics Inc.*	75,600	5,027,400
OSI Pharmaceuticals Inc.*	130,700	6,878,741
Savient Pharmaceuticals Inc.*	301,750	8,020,515
United Therapeutics Corp.*	101,865	11,550,472
		75,029,944
CASINOS & GAMING—1.8%
Bally Technologies Inc.*	331,450	10,536,795
WMS Industries Inc.*	241,200	6,797,016
		17,333,811
COAL & CONSUMABLE FUELS—1.4%
International Coal Group Inc.*	905,750	9,483,203
Uranium One Inc.*	1,129,500	4,030,979
		13,514,182

COMMUNICATIONS EQUIPMENT—3.9%
Foundry Networks Inc.*	391,800	6,832,992
Nice Systems Ltd.*#	379,250	11,210,630
Polycom Inc.*	492,255	11,617,218
Sonus Networks Inc.*	1,764,585	6,405,444
		36,066,284
COMPUTER STORAGE & PERIPHERALS—1.0%
Synaptics Inc.*	193,400	9,325,748

CONSTRUCTION & ENGINEERING—2.1%
Aecom Technology Corp.*	392,450	11,173,051
URS Corp.*	194,955	8,172,514
		19,345,565
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.3%
Bucyrus International Inc.	177,960	12,458,980
Titan Machinery Inc.*	295,000	8,088,900
		20,547,880
DATA PROCESSING & OUTSOURCED SERVICES—3.1%
NeuStar Inc., Cl. A*	414,210	8,690,126
TeleTech Holdings Inc.*	513,950	6,989,720
VeriFone Holdings Inc.*	376,695	5,635,357
Wright Express Corp.*	247,785	6,578,692
		27,893,895
DISTILLERS & VINTNERS—1.3%
Central European Distribution Corp.*	165,500	12,074,880

DISTRIBUTORS—1.2%
LKQ Corp.*	546,440	11,202,020

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—2.5%
FTI Consulting Inc.*	157,360	11,197,738
Geo Group Inc.,/The*	487,950	11,730,318
		22,928,056
DIVERSIFIED METALS & MINING—1.3%
Major Drilling Group International*	23,100	890,393
Thompson Creek Metals Co., Inc.*	616,700	10,508,568
		11,398,961
EDUCATION SERVICES—1.3%
Corinthian Colleges Inc.*	731,600	11,522,700

ELECTRIC UTILITIES—1.4%
ITC Holdings Corp.	252,560	13,163,427

ELECTRICAL COMPONENTS & EQUIPMENT—.8%
JA Solar Holdings Co., Ltd.*#	498,550	7,563,004

ENVIRONMENTAL & FACILITIES SERVICES—1.7%
EnergySolutions Inc.	466,000	9,557,660

Waste Connections Inc.*	177,050	6,442,850
		16,000,510
FOOTWEAR—1.8%
Deckers Outdoor Corp.*	88,250	9,973,133
Iconix Brand Group Inc.*	555,125	6,661,500
		16,634,633
HEALTH CARE EQUIPMENT—3.5%
Hologic Inc.*	355,350	6,563,315
Insulet Corp.*	296,500	4,136,175
Meridian Bioscience Inc.	384,750	10,007,348
Thoratec Corp.*	580,850	10,896,746
		31,603,584
HEALTH CARE FACILITIES—.3%
Psychiatric Solutions Inc.*	73,730	2,582,025

HEALTH CARE SERVICES—1.4%
Gentiva Health Services Inc.*	483,400	12,346,036

HEALTH CARE SUPPLIES—.6%
Inverness Medical Innovations Inc.*	152,000	5,123,920

HOME ENTERTAINMENT SOFTWARE—.9%
THQ Inc.*	544,800	8,270,064

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	232,400	9,063,600

INDUSTRIAL MACHINERY—3.5%
Actuant Corp., Cl. A	372,860	11,357,316
Clarcor Inc.	290,050	11,172,726
RBC Bearings Inc.*	315,340	10,491,362
		33,021,404
INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Cincinnati Bell Inc.*	2,688,540	10,485,306

INTERNET RETAIL—1.2%
priceline.com Inc.*	97,310	11,185,785

INTERNET SOFTWARE & SERVICES—3.7%
GSI Commerce Inc.*	800,250	12,195,810
Interwoven Inc.*	647,200	9,112,576
Omniture Inc.*	267,305	4,637,742
VistaPrint Ltd.*	311,900	8,037,663
		33,983,791
INVESTMENT BANKING & BROKERAGE—1.4%
Greenhill & Co., Inc.	150,360	9,236,615
Investment Technology Group Inc.*	133,250	3,962,855
		13,199,470

IT CONSULTING & OTHER SERVICES—.7%
SI International Inc.*	334,130	6,107,896

LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	316,345	9,423,917

LIFE SCIENCES TOOLS & SERVICES—4.4%
Bruker Corp.*	410,250	5,669,655
Icon PLC*#	134,100	10,773,594
Illumina Inc.*	113,330	10,566,889
Parexel International Corp.*	435,162	12,719,785
		39,729,923
METAL & GLASS CONTAINERS—1.3%
Silgan Holdings Inc.	224,800	11,873,936

OIL & GAS EQUIPMENT & SERVICES—5.2%
Bristow Group Inc.*	98,950	4,451,760
Cal Dive International Inc.*	797,584	8,542,125
Dril-Quip Inc.*	198,420	10,742,459
IHS Inc., Cl. A*	181,600	11,300,968
T-3 Energy Services Inc.*	188,800	12,946,016
		47,983,328
OIL & GAS EXPLORATION & PRODUCTION—5.4%
Carrizo Oil & Gas Inc.*	191,860	9,658,232
Comstock Resources Inc.*	76,400	4,661,164
Concho Resources Inc.*	349,110	11,433,353
Mariner Energy Inc.*	375,650	9,939,699
Petrobank Energy & Resources Ltd.*	245,510	9,863,012
Petroquest Energy Inc.*	179,750	3,751,382
		49,306,842
PACKAGED FOODS & MEATS—1.2%
Hain Celestial Group Inc.*	417,165	10,904,693

PROPERTY & CASUALTY INSURANCE—1.1%
First Mercury Financial Corp.*	600,101	9,601,616

REGIONAL BANKS—.6%
Signature Bank*	208,310	6,130,563

RESTAURANTS—.4%
McCormick & Schmick’s Seafood Restaurants Inc.*	411,400	3,336,454

SEMICONDUCTOR EQUIPMENT—.7%
Tessera Technologies Inc.*	368,460	6,418,573

SEMICONDUCTORS—4.3%
Atheros Communications Inc.*	358,535	11,114,585
Cavium Networks Inc.*	270,548	4,342,295
Microsemi Corp.*	488,000	12,668,480
ON Semiconductor Corp.*	1,167,700	10,964,703
		39,090,063

TECHNOLOGY DISTRIBUTORS—1.0%
Mellanox Technologies Ltd.*	714,150	9,133,978

THRIFTS & MORTGAGE FINANCE—.5%
Brookline Bancorp Inc.	481,950	4,699,013

WIRELESS TELECOMMUNICATION SERVICES—1.5%
SBA Communications Corp.*	355,225	13,459,475

Total Common Stocks (Cost $907,109,609)		875,107,923

PURCHASE AGREEMENTS-.1%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $862,652)	28,650	891,372

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-3.7%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08 (Cost $34,118,861)	$34,118,861	34,118,861

Total Investments (Cost $942,091,122)(a)	98.9%	910,118,156
Other Assets in Excess of Liabilities	1.1	10,368,622
Net Assets	100%	$920,486,778

* Non-income producing securities.
# American Depositary Receipts.
(a)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $942,091,122 amounted to $31,972,966 which consisted of aggregate gross unrealized appreciation of $92,556,997 and aggregate gross unrealized depreciation of $124,529,963.

(b) Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $862,652.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-99.4%

AEROSPACE & DEFENSE-2.1%
BE Aerospace Inc.*	847,890	$21,773,815
L-3 Communications Holdings Inc.	123,900	12,227,691
		34,001,506
APPAREL ACCESSORIES & LUXURY GOODS-1.3%
Gildan Activewear Inc.*	801,600	20,224,368

APPLICATION SOFTWARE-2.3%
Informatica Corp.*	475,200	7,693,488
Solera Holdings Inc.*	275,530	7,987,615
Taleo Corp.*	295,500	5,537,670
TIBCO Software Inc.*	1,851,290	15,199,091
		36,417,864
ASSET MANAGEMENT & CUSTODY BANKS-2.6%
AllianceBernstein Holding LP	431,900	22,437,205
Invesco Ltd.	515,600	12,008,324
Janus Capital Group Inc.	252,800	7,669,952
		42,115,481
BIOTECHNOLOGY-3.0%
Cepheid Inc.*	252,400	4,321,088
InterMune Inc.*	396,400	6,810,152
Metabolix Inc.*	1,635,000	20,453,850
United Therapeutics Corp.*	148,455	16,833,312
		48,418,402
BROADCASTING & CABLE TV-.5%
Discovery Holding Co., Cl. A*	414,900	8,248,212

CASINOS & GAMING-1.1%
Bally Technologies Inc.*	548,300	17,430,457

COAL & CONSUMABLE FUELS-2.7%
Consol Energy Inc.	237,700	17,682,503
Massey Energy Co.	349,900	25,980,075
		43,662,578
COMMUNICATIONS EQUIPMENT-1.6%
Research In Motion Ltd.*	205,195	25,202,050

COMPUTER & ELECTRONICS RETAIL-2.2%
Game Group PLC*	2,424,000	12,259,383
GameStop Corp., Cl. A*	575,000	23,293,250
		35,552,633
COMPUTER HARDWARE-1.5%
Apple Inc.*	148,800	23,651,760

CONSTRUCTION & ENGINEERING-2.0%
Fluor Corp.	396,000	32,214,600

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.0%
Joy Global Inc.	220,900	15,953,398
Manitowoc Co., Inc.	580,000	15,288,800
		31,242,198
CONSUMER ELECTRONICS-.4%
Garmin Ltd.*	176,500	6,295,755

DATA PROCESSING & OUTSOURCED SERVICES-.5%
Alliance Data Systems Corp.*	122,800	7,877,620

DISTRIBUTORS-.5%
LKQ Corp.*	393,600	8,068,800

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.0%
FTI Consulting Inc.*	223,300	15,890,028

DIVERSIFIED METALS & MINING-1.0%
Intrepid Potash Inc.*	122,200	6,757,660
Thompson Creek Metals Co., Inc.*	581,200	9,903,648
		16,661,308
DRUG RETAIL-.7%
China Nepstar Chain Drugstore Ltd.#	1,393,794	10,843,717

ELECTRIC UTILITIES-2.6%
FirstEnergy Corp.	294,700	21,675,185
ITC Holdings Corp.	388,479	20,247,525
		41,922,710
ELECTRICAL COMPONENTS & EQUIPMENT-2.8%
General Cable Corp.*	387,900	22,354,677
JA Solar Holdings Co., Ltd.*#	1,466,760	22,250,749
		44,605,426
FERTILIZERS & AGRICULTURAL CHEMICALS-3.0%
CF Industries Holdings Inc.	97,300	15,904,658

Mosaic Co.,/The	122,400	15,570,504
Terra Industries Inc.	291,000	15,714,000
		47,189,162
FOOD RETAIL-1.2%
Whole Foods Market Inc.	888,200	19,691,394

FOOTWEAR-1.3%
Iconix Brand Group Inc.*	1,693,790	20,325,480

GOLD-.4%
Yamana Gold Inc.	494,800	6,120,676

HEALTH CARE EQUIPMENT-1.9%
Hologic Inc.*	335,600	6,198,532
Insulet Corp.*	341,400	4,762,530
Varian Medical Systems Inc.*	332,600	19,956,000
		30,917,062
HEALTH CARE FACILITIES-2.1%
Community Health Systems Inc.*	508,500	16,770,330
Tenet Healthcare Corp.*	1,418,600	8,213,694
Universal Health Services Inc., Cl. B	128,100	7,765,422
		32,749,446
HEAVY ELECTRICAL EQUIPMENT-1.3%
Vestas Wind Systems A/S*	159,400	20,793,446

HOME ENTERTAINMENT SOFTWARE-5.5%
Nintendo Co., Ltd.#	843,230	51,295,199
Take-Two Interactive Software Inc.*	662,855	15,113,094
THQ Inc.*	1,425,500	21,639,090
		88,047,383
HOTELS RESORTS & CRUISE LINES-.2%
Royal Caribbean Cruises Ltd.	152,400	3,883,152

INDUSTRIAL CONGLOMERATES-2.7%
McDermott International Inc.*	900,280	42,916,348

INDUSTRIAL GASES-2.0%
Praxair Inc.	337,400	31,624,502

INDUSTRIAL MACHINERY-1.2%
ITT Corp.	128,100	8,577,576
SPX Corp.	83,500	10,586,130
		19,163,706

INTERNET RETAIL-.5%
Shutterfly Inc.*	838,200	7,652,766

INTERNET SOFTWARE & SERVICES-2.5%
eBay Inc.*	935,100	23,536,467
Interwoven Inc.*	740,200	10,422,016
Sina Corp.*	126,300	5,712,549
		39,671,032
INVESTMENT BANKING & BROKERAGE-1.2%
Merrill Lynch & Co., Inc.	743,200	19,806,280

IT CONSULTING & OTHER SERVICES-5.2%
Cognizant Technology Solutions Corp., Cl. A*	1,378,800	38,702,916
Satyam Computer Services Ltd.#	2,081,800	44,425,612
		83,128,528
LIFE SCIENCES TOOLS & SERVICES-2.2%
Parexel International Corp.*	431,900	12,624,437
Thermo Fisher Scientific Inc.*	383,000	23,179,160
		35,803,597
MANAGED HEALTH CARE-1.6%
Aetna Inc.	639,800	26,238,198

OIL & GAS DRILLING-.7%
Nabors Industries Ltd.*	307,600	11,215,096

OIL & GAS EQUIPMENT & SERVICES-7.5%
Acergy SA#	971,700	16,314,843
Cameron International Corp.*	413,183	19,733,620
Exterran Holdings Inc.*	282,400	15,938,656
FMC Technologies Inc.*	131,100	8,099,358
National Oilwell Varco Inc.*	529,970	41,671,541
Weatherford International Ltd.*	326,700	12,326,391
Willbros Group Inc.*	160,000	6,012,800
		120,097,209
OIL & GAS EXPLORATION & PRODUCTION-4.2%
Cabot Oil & Gas Corp.	220,600	9,708,606
Concho Resources Inc.*	330,900	10,836,975
Denbury Resources Inc.*	140,400	3,950,856
Devon Energy Corp.	83,100	7,885,359
Newfield Exploration Co.*	486,900	23,848,362
PetroHawk Energy Corp.*	330,400	11,008,928
		67,239,086
OTHER DIVERSIFIED FINANCIAL SERVICES-.5%
Bovespa Holding SA*	641,600	8,102,913

PACKAGED FOODS & MEATS-1.0%
Cosan Ltd., Cl. A*	1,238,900	16,241,979

PHARMACEUTICALS-1.2%
Mylan Inc.*	1,536,300	19,925,811

RAILROADS-.5%
Norfolk Southern Corp.	109,800	7,896,816

RESTAURANTS-1.0%
Burger King Holdings Inc.	438,200	11,756,906
McCormick & Schmick’s Seafood Restaurants Inc.*	442,000	3,584,620
		15,341,526

SEMICONDUCTOR EQUIPMENT-1.3%
MEMC Electronic Materials Inc.*	464,665	21,472,170

SEMICONDUCTORS-4.2%
Atheros Communications Inc.*	504,435	15,637,485
Broadcom Corp., Cl. A*	827,700	20,104,833
Intersil Corp.	1,310,700	31,627,191
		67,369,509

SOFT DRINKS-.9%
Hansen Natural Corp.*	636,400	14,548,104

SPECIALIZED FINANCE-2.7%
Bolsa de Mercadorias e Futuros - BM&F	944,900	8,321,390
CME Group Inc.	62,900	22,652,177
NYSE Euronext	257,500	12,164,300
		43,137,867

SPECIALTY CHEMICALS-1.6%
Flotek Industries Inc.*	432,150	7,942,917
Rockwood Holdings Inc.*	465,400	17,755,010
		25,697,927

THRIFTS & MORTGAGE FINANCE-.9%
People’s United Financial Inc.	892,300	15,151,254

WIRELESS TELECOMMUNICATION SERVICES-.8%
SBA Communications Corp.*	321,365	12,176,520

TOTAL COMMON STOCKS (Cost $1,545,644,724)		1,591,883,418

PURCHASE AGREEMENTS-.4%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $6,398,375)	212,500	6,611,406

PRINCIPAL
AMOUNTS
CONVERTIBLE CORPORATE BONDS-.3%

OIL & GAS DRILLING
Transocean Inc., 1.50%, 12/15/37 (Cost $4,000,000)	$4,000,000	4,290,000

SHORT-TERM INVESTMENTS-2.6%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08 (Cost $41,761,262)	$41,761,262	41,761,262

Total Investments (Cost $1,597,804,361)(a)	102.7%	1,644,546,086
Liabilities in Excess of Other Assets	(2.7)	(42,189,470)
Net Assets	100.0%	$1,602,356,616

*	Non-income producing security.
#	American Depositary Trust.
(a)

At July 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,597,804,361 amounted to $46,741,725 which consisted of aggregate gross unrealized appreciation of $148,663,832 and aggregate gross unrealized depreciation of $101,922,107.

(b)	Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $6,398,375.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-89.7%

AEROSPACE & DEFENSE-8.0%
BE Aerospace Inc.*	400,600	$10,287,408
General Dynamics Corp.	231,300	20,618,082
Lockheed Martin Corp.	188,900	19,707,937
		50,613,427
AIR FREIGHT & LOGISTICS-.5%
United Parcel Service Inc., Cl. B	51,000	3,217,080

APPAREL ACCESSORIES & LUXURY GOODS-1.8%
American Apparel Inc.*	316,700	1,862,196
Gildan Activewear Inc.*	385,900	9,736,257
		11,598,453
APPLICATION SOFTWARE-2.2%
Intuit Inc.*	177,600	4,853,808
Net 1 UEPS Technologies Inc.*	124,700	2,940,426
Solera Holdings Inc.*	222,100	6,438,679
		14,232,913
ASSET MANAGEMENT & CUSTODY BANKS-.9%
Affiliated Managers Group Inc.*	34,200	2,954,880
AllianceBernstein Holding LP	46,700	2,426,065
		5,380,945
BIOTECHNOLOGY-4.6%
Celgene Corp.*	60,982	4,603,531
Cephalon Inc.*	77,200	5,647,952
Genentech Inc.*	115,900	11,039,475
Gilead Sciences Inc.*	63,000	3,400,740
United Therapeutics Corp.*	38,600	4,376,854
		29,068,552
BROADCASTING & CABLE TV-.5%
Comcast Corp., Cl. A	154,600	3,175,484

CASINOS & GAMING-.7%
Bally Technologies Inc.*	138,900	4,415,631

COAL & CONSUMABLE FUELS-1.9%
Consol Energy Inc.	49,700	3,697,183

Massey Energy Co.	61,400	4,558,950
Peabody Energy Corp.	51,400	3,477,210
		11,733,343
COMMODITY CHEMICALS-.9%
Celanese Corp.	145,200	5,594,556

COMMUNICATIONS EQUIPMENT-6.0%
Brocade Communications Systems Inc.*	576,700	3,892,725
Nice Systems Ltd.*	248,400	7,342,704
QUALCOMM Inc.	19,800	1,095,732
Research In Motion Ltd.*	167,600	20,584,632
Sonus Networks Inc.*	1,134,900	4,119,687
TomTom NV*	39,600	892,960
		37,928,440
COMPUTER HARDWARE-2.1%
Apple Inc.*	58,000	9,219,100
NCR Corp.*	144,300	3,875,898
		13,094,998
COMPUTER STORAGE & PERIPHERALS-.4%
NetApp Inc.*	104,100	2,659,755

CONSTRUCTION & ENGINEERING-.1%
Chicago Bridge & Iron Co., NV	19,800	648,846

DIVERSIFIED METALS & MINING-2.1%
Freeport-McMoRan Copper & Gold Inc.	104,300	10,091,025
Thompson Creek Metals Co., Inc.*	203,800	3,472,752
		13,563,777
DRUG RETAIL-1.5%
CVS/Caremark Corp.	257,400	9,395,100

ELECTRICAL COMPONENTS & EQUIPMENT-1.5%
First Solar Inc.*	4,500	1,282,995
JA Solar Holdings Co., Ltd.*	532,900	8,084,093
		9,367,088
ELECTRONIC EQUIPMENT MANUFACTURERS-.3%
Dolby Laboratories Inc., Cl. A*	41,500	1,688,635

FERTILIZERS & AGRICULTURAL CHEMICALS-1.2%
Mosaic Co.,/The	30,500	3,879,905
Potash Corp. of Saskatchewan	17,300	3,533,871
		7,413,776

FOOTWEAR-1.3%
Deckers Outdoor Corp.*	51,128	5,777,975
Iconix Brand Group Inc.*	211,100	2,533,200
		8,311,175
GOLD-.2%
Yamana Gold Inc.	106,900	1,322,353

HEALTH CARE DISTRIBUTORS-1.3%
Cardinal Health Inc.	155,900	8,376,507

HEALTH CARE EQUIPMENT-2.4%
Baxter International Inc.	54,500	3,739,245
Hologic Inc.*	314,096	5,801,353
Varian Medical Systems Inc.*	90,300	5,418,000
		14,958,598
HEALTH CARE FACILITIES-.3%
Community Health Systems Inc.*	66,400	2,189,872

HEALTH CARE SERVICES-2.0%
Quest Diagnostics Inc.	111,300	5,916,708
Inverness Medical Innovations Inc.*	194,600	6,559,966
		12,476,674
HOME ENTERTAINMENT SOFTWARE-1.4%
Nintendo Co., Ltd.	150,801	9,173,496

HOME BUILDING
Brascan Residential Properties SA*	700	3,341

INDUSTRIAL CONGLOMERATES-.1%
McDermott International Inc.*	11,300	538,671

INDUSTRIAL MACHINERY-.9%
ITT Corp.	88,400	5,919,264

INTEGRATED OIL & GAS-1.7%
ConocoPhillips	130,000	10,610,600

INTEGRATED TELECOMMUNICATION SERVICES-.8%
AT&T Inc.	172,000	5,299,320

INTERNET RETAIL-.8%
IAC/InterActiveCorp.*	283,300	4,946,418

INTERNET SOFTWARE & SERVICES-4.4%
eBay Inc.*	191,500	4,820,055
Google Inc., Cl. A*	15,100	7,153,625
GSI Commerce Inc.*	4,500	68,580

Netease.com*	382,800	8,689,560
Sina Corp.*	152,300	6,888,529
		27,620,349
INVESTMENT BANKING & BROKERAGE-2.5%
Merrill Lynch & Co., Inc.	295,100	7,864,415
Morgan Stanley	201,300	7,947,324
		15,811,739
IT CONSULTING & OTHER SERVICES-1.8%
Cognizant Technology Solutions Corp., Cl. A*	318,900	8,951,523
Satyam Computer Services Ltd.	119,300	2,545,862
		11,497,385
MANAGED HEALTH CARE-.6%
Aetna Inc.	25,200	1,033,452
WellPoint Inc.*	52,100	2,732,645
		3,766,097
METAL & GLASS CONTAINERS-1.9%
Ball Corp.	47,500	2,117,550
Owens-Illinois Inc.*	231,200	9,765,888
		11,883,438
OIL & GAS DRILLING-3.2%
Rowan Cos., Inc.	281,500	11,203,700
Transocean Inc.*	64,834	8,819,369
		20,023,069
OIL & GAS EQUIPMENT & SERVICES-2.1%
Baker Hughes Inc.	35,000	2,901,850
Exterran Holdings Inc.*	27,282	1,539,796
National Oilwell Varco Inc.*	23,400	1,839,942
Weatherford International Ltd.*	190,700	7,195,111
		13,476,699
OIL & GAS EXPLORATION & PRODUCTION-2.7%
Cabot Oil & Gas Corp.	75,200	3,309,553
Newfield Exploration Co.*	153,200	7,503,736
Pacific Rubiales Energy Corp.*	192,900	1,939,251
Whiting Petroleum Corp.*	43,900	4,112,113
		16,864,653
OIL & GAS REFINING & MARKETING-.7%
Valero Energy Corp.	139,900	4,674,059

OTHER DIVERSIFIED FINANCIAL SERVICES-.4%
Bovespa Holding SA*	191,210	2,414,835

PHARMACEUTICALS-4.5%
Abbott Laboratories	340,400	19,178,136
Merck & Co., Inc.	109,700	3,609,130
Mylan Inc.*	357,600	4,638,072
Schering-Plough Corp.	68,100	1,435,548
		28,860,886
PUBLISHING-.6%
McGraw-Hill Cos., Inc.,/The	88,500	3,599,295

SEMICONDUCTOR EQUIPMENT-1.5%
MEMC Electronic Materials Inc.*	102,000	4,713,420
Tessera Technologies Inc.*	285,731	4,977,434
		9,690,854
SEMICONDUCTORS-2.0%
Broadcom Corp., Cl. A*	163,600	3,973,844
Intel Corp.	171,600	3,807,804
Skyworks Solutions Inc.*	546,400	5,168,944
		12,950,592
SOFT DRINKS-.4%
Coca-Cola Co.,/The	49,700	2,559,550

SPECIALIZED FINANCE-1.8%
CME Group Inc.	13,100	4,717,703
Nymex Holdings Inc.	40,900	3,352,982
NYSE Euronext	71,100	3,358,764
		11,429,449
SYSTEMS SOFTWARE-3.7%
Microsoft Corp.	917,500	23,598,100

TOBACCO-3.6%
Philip Morris International Inc.	447,450	23,110,793

WIRELESS TELECOMMUNICATION SERVICES-.9%
American Tower Corp., Cl. A*	49,669	2,081,131
NII Holdings Inc., Cl. B*	65,300	3,569,298
		5,650,429
TOTAL COMMON STOCKS (Cost $626,113,459)		568,399,359

PREFERRED STOCKS-.1%

INVESTMENT BANKING & BROKERAGE
Merrill Lynch & Co., Inc., 8.625%, Pfd. (Cost $423,125)	16,925	347,809

PURCHASE AGREEMENTS-.8%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $5,121,711)	170,100	5,292,236

	PRINCIPAL
	AMOUNTS
CONVERTIBLE CORPORATE BONDS-.4%

ELECTRICAL COMPONENTS & EQUIPMENT-.3
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	$2,500,000	2,037,500

FOOTWEAR-.1%
Iconix Brand Group Inc., 1.875%, 6/30/12	1,195,000	905,213

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,695,000)		2,942,713

SHORT-TERM INVESTMENTS-10.6%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08	$25,500,000	25,500,000
Bank of America London, 1.68%, 8/1/08	25,500,000	25,500,000
JP Morgan Chase London, 1.68%, 8/1/08	16,511,697	16,511,697

TOTAL TIME DEPOSITS (Cost $67,511,697)		67,511,697

Total Investments (Cost $702,864,992)(a)	101.6%	644,493,814
Liabilities in Excess of Other Assets	(1.6)	(9,982,033)
Net Assets	100.0%	$634,511,781

* Non-income producing security.
# American Depositary Trust.
(a)

At July 31, 2008, the net realized depreciation on investments, based on cost for federal income tax purposes of $702,864,992 amounted to $58,371,178 which consisted of aggregate gross unrealized appreciation of $17,212,902 and aggregate gross unrealized depreciation of $75,584,080.

(b) Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $5,121,711.

See Notes to Financial Statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 18, 2008